Significant Accounting Policies (Details) (Legal, accounting, and related IPO costs incurred on behalf of Company, Affiliates, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Legal, accounting, and related IPO costs incurred on behalf of Company | Affiliates
Offering costs
Costs incurred	$ 1,225,521	$ 699,013